CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - CNY (¥) ¥ in Thousands	Ordinary Shares	Additional paid-in capital	Accumulated Other Comprehensive Income (Loss)	Accumulated deficit	Total GDS Holdings Limited shareholders' equity	Non- controlling interests	Total
Balance at Dec. 31, 2018	¥ 341	¥ 7,275,945	¥ (139,254)	¥ (1,615,107)	¥ 5,521,925		¥ 5,521,925
Balance (in shares) at Dec. 31, 2018	1,007,069,643
Changes in shareholders' equity
Loss for the year				(442,083)	(442,083)		(442,083)
Other comprehensive loss			86,570		86,570		86,570
Total comprehensive loss			86,570	(442,083)	(355,513)		(355,513)
Issuance of ordinary shares	¥ 55	4,934,071			4,934,126		4,934,126
Issuance of shares (in shares)	160,400,184
Shares surrendered (in shares)	(8)
Shares issued to depository bank	¥ 16	(16)
Shares issued to depository bank (in shares)	48,962,896
Redeemable preferred shares dividends		(40,344)			(40,344)		(40,344)
Change in redemption value of redeemable preferred shares		(17,760)			(17,760)		(17,760)
Share-based compensation		189,756			189,756		189,756
Exercise of share options		53,407			53,407		¥ 53,407
Exercise of share options (in shares)	10,150,336						10,150,336
Vesting of restricted shares (in shares)	8,885,120
Settlement of liability-classified restricted share award		7,984			7,984		¥ 7,984
Settlement of liability-classified restricted shares award (in shares)	237,312
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(19,272,768)
Balance at Dec. 31, 2019	¥ 412	12,403,043	(52,684)	(2,057,190)	10,293,581		10,293,581
Balance (in shares) at Dec. 31, 2019	1,216,432,715
Changes in shareholders' equity
Loss for the year				(666,407)	(666,407)		(666,407)
Other comprehensive loss			(386,951)		(386,951)		(386,951)
Total comprehensive loss			(386,951)	(666,407)	(1,053,358)		(1,053,358)
Issuance of ordinary shares	¥ 84	15,974,433			15,974,517		15,974,517
Issuance of shares (in shares)	246,153,848
Accretion to redemption value of redeemable non-controlling interests		(18,627)			(18,627)		(18,627)
Shares issued to depository bank	¥ 11	(11)
Shares issued to depository bank (in shares)	32,592,288
Conversion of convertible bonds		65			65		65
Conversion of convertible bonds (in shares)	1,544
Redeemable preferred shares dividends		(52,709)			(52,709)		(52,709)
Share-based compensation		(333,686)			(333,686)		(333,686)
Exercise of share options		78,748			78,748		¥ 78,748
Exercise of share options (in shares)	14,222,096						14,222,096
Vesting of restricted shares (in shares)	12,494,104
Settlement of liability-classified restricted share award		10,089			10,089		¥ 10,089
Settlement of liability-classified restricted shares award (in shares)	190,536
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(26,906,736)
Balance at Dec. 31, 2020	¥ 507	28,728,717	(439,635)	(2,723,597)	25,565,992		25,565,992
Balance (in shares) at Dec. 31, 2020	1,495,180,395
Changes in shareholders' equity
Loss for the year				(1,187,218)	(1,187,218)	¥ (1,403)	(1,187,218)
Loss for the year							(1,188,621)
Other comprehensive loss			(159,551)		(159,551)	(163)	(159,714)
Total comprehensive loss			(159,551)	(1,187,218)	(1,346,769)	(1,566)	(1,346,769)
Total comprehensive loss							(1,348,335)
Accretion to redemption value of redeemable non-controlling interests		(77,644)			(77,644)		(77,644)
Redeemable preferred shares dividends		(49,073)			(49,073)		(49,073)
Acquisition of subsidiaries						56,519	56,519
Capital contribution from non-controlling interests						17,147	17,147
Acquisition of non-controlling interests		(25,267)			(25,267)	(39,846)	(65,113)
Sales of equity interests of a subsidiary		2,093			2,093	26,919	29,012
Share-based compensation		391,275			391,275		391,275
Exercise of share options		2,082			2,082		¥ 2,082
Exercise of share options (in shares)	407,000						407,000
Vesting of restricted shares (in shares)	12,453,824
Settlement of liability-classified restricted share award		11,147			11,147		¥ 11,147
Settlement of liability-classified restricted shares award (in shares)	178,280
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(13,039,104)
Balance at Dec. 31, 2021	¥ 507	¥ 28,983,330	¥ (599,186)	¥ (3,910,815)	¥ 24,473,836	¥ 59,173	¥ 24,533,009
Balance (in shares) at Dec. 31, 2021	1,495,180,395